John Hancock
International Growth Fund
Quarterly portfolio holdings 6/30/2024

Fund’s investments
As of 6-30-24 (unaudited)
	Shares	Value
Common stocks 96.4%		$5,522,011,505
(Cost $4,253,046,969)
Australia 3.8%		220,094,678
Aristocrat Leisure, Ltd.	3,363,795	111,393,542
Goodman Group	4,711,831	108,701,136
Canada 5.1%		293,576,023
ARC Resources, Ltd.	4,764,319	85,009,339
Constellation Software, Inc.	48,575	139,963,321
TFI International, Inc.	472,477	68,603,363
China 7.5%		430,646,684
Focus Media Information Technology Company, Ltd., Class A	66,506,934	55,379,386
Kanzhun, Ltd., ADR	3,043,548	57,249,138
Kweichow Moutai Company, Ltd., Class A	380,840	76,732,430
Tencent Holdings, Ltd.	5,086,089	241,285,730
Denmark 1.3%		71,716,632
DSV A/S	467,215	71,716,632
France 8.2%		468,772,646
Airbus SE	927,815	127,339,613
Capgemini SE	349,969	69,517,012
Edenred SE	1,068,340	45,310,253
Publicis Groupe SA	931,946	98,990,436
Safran SA	605,505	127,615,332
Germany 4.5%		256,880,291
Allianz SE	229,829	63,830,639
Rheinmetall AG	174,269	88,810,243
Siemens AG	560,049	104,239,409
Hong Kong 0.8%		44,865,351
China Resources Beer Holdings Company, Ltd.	13,337,193	44,865,351
India 5.8%		330,688,718
Axis Bank, Ltd.	6,580,684	99,614,783
Bharti Airtel, Ltd.	7,969,484	138,356,177
Bharti Airtel, Ltd., Partly Paid Up Shares	601,721	7,537,614
HDFC Bank, Ltd.	4,215,044	85,180,144
Ireland 6.5%		373,776,763
Accenture PLC, Class A	171,642	52,077,899
AerCap Holdings NV	1,144,286	106,647,455
Flutter Entertainment PLC (A)	487,092	88,600,827
ICON PLC (A)	252,842	79,258,382
Ryanair Holdings PLC, ADR	405,292	47,192,200
Italy 1.0%		56,761,070
FinecoBank SpA	3,819,912	56,761,070
Japan 11.9%		682,715,708
Keyence Corp.	251,317	109,995,980
Mitsubishi UFJ Financial Group, Inc.	5,535,830	59,742,827
MS&AD Insurance Group Holdings, Inc.	2,876,800	64,227,483
Obic Company, Ltd.	475,440	61,347,102
Recruit Holdings Company, Ltd.	2,842,789	152,962,437
Renesas Electronics Corp.	6,149,996	116,632,512
2	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Sony Group Corp.	1,382,372	$117,807,367
Mexico 1.8%		100,547,113
Grupo Financiero Banorte SAB de CV, Series O	5,717,633	44,497,217
Wal-Mart de Mexico SAB de CV	16,409,551	56,049,896
Netherlands 3.8%		219,731,339
ASML Holding NV	215,599	219,731,339
Portugal 1.3%		72,294,944
Jeronimo Martins SGPS SA	3,699,089	72,294,944
Singapore 1.0%		59,263,537
Grab Holdings, Ltd., Class A (A)	16,693,954	59,263,537
Spain 2.5%		141,276,732
Industria de Diseno Textil SA	2,846,978	141,276,732
Sweden 3.9%		224,263,883
Evolution AB (B)	614,285	63,940,544
Spotify Technology SA (A)	229,636	72,057,480
Volvo AB, B Shares	3,435,213	88,265,859
Switzerland 4.7%		270,674,570
Holcim, Ltd. (A)	710,810	62,829,967
Kuehne + Nagel International AG	200,015	57,560,749
Novartis AG	619,492	65,958,348
UBS Group AG	2,871,128	84,325,506
Taiwan 8.7%		500,846,508
Accton Technology Corp.	5,294,293	90,106,008
Taiwan Semiconductor Manufacturing Company, Ltd.	13,863,430	410,740,500
United Kingdom 11.2%		642,190,497
Allfunds Group PLC	8,344,638	46,511,614
AstraZeneca PLC	1,185,605	184,518,553
GSK PLC	4,669,628	89,816,266
InterContinental Hotels Group PLC	892,664	93,797,523
London Stock Exchange Group PLC	1,059,969	125,688,882
Unilever PLC	1,855,766	101,857,659
Uruguay 1.1%		60,427,818

MercadoLibre, Inc. (A)	36,770	60,427,818
Preferred securities 1.2%		$68,619,265
(Cost $81,562,403)
Brazil 1.2%		68,619,265

Itau Unibanco Holding SA	11,835,500	68,619,265
Warrants 0.0%		$0
(Cost $0)
Constellation Software, Inc. (Expiration Date: 3-31-40) (A)(C)(D)	65,212	0

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	3

	Par value^	Value
Short-term investments 2.1%		$120,000,000
(Cost $120,000,000)
Repurchase agreement 2.1%		120,000,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 6-28-24 at 5.320% to be repurchased at $59,526,378 on 7-1-24, collateralized by $29,848,623 Federal Home Loan Mortgage Corp., 2.000% - 6.500% due 6-1-26 to 6-1-54 (valued at $27,352,343) and $36,929,270 Federal National Mortgage Association, 2.000% - 8.000% due 5-1-27 to 11-1-53 (valued at $33,337,658)	59,500,000	59,500,000
Societe Generale SA Tri-Party Repurchase Agreement dated 6-28-24 at 5.310% to be repurchased at $60,526,771 on 7-1-24, collateralized by $62,317,600 U.S. Treasury Bills, 0.000% due 9-3-24 (valued at $61,710,003)	60,500,000	60,500,000

Total investments (Cost $4,454,609,372) 99.7%	$5,710,630,770
Other assets and liabilities, net 0.3%	16,800,954
Total net assets 100.0%	$5,727,431,724

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Strike price and/or expiration date not available.
The fund had the following sector composition as a percentage of net assets on 6-30-24:
Information technology	22.0%
Industrials	19.2%
Financials	14.8%
Communication services	11.8%
Consumer discretionary	11.8%
Health care	7.3%
Consumer staples	6.2%
Real estate	1.9%
Energy	1.5%
Materials	1.1%
Short-term investments and other	2.4%
TOTAL	100.0%
4	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2024, by major security category or type:
	Total value at 6-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$220,094,678	—	$220,094,678	—
Canada	293,576,023	$293,576,023	—	—
China	430,646,684	57,249,138	373,397,546	—
Denmark	71,716,632	—	71,716,632	—
France	468,772,646	—	468,772,646	—
Germany	256,880,291	—	256,880,291	—
Hong Kong	44,865,351	—	44,865,351	—
India	330,688,718	—	330,688,718	—
Ireland	373,776,763	285,175,936	88,600,827	—
Italy	56,761,070	—	56,761,070	—
Japan	682,715,708	—	682,715,708	—
Mexico	100,547,113	100,547,113	—	—
Netherlands	219,731,339	—	219,731,339	—
Portugal	72,294,944	—	72,294,944	—
Singapore	59,263,537	59,263,537	—	—
Spain	141,276,732	—	141,276,732	—
Sweden	224,263,883	72,057,480	152,206,403	—
|	5

	Total value at 6-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Switzerland	$270,674,570	—	$270,674,570	—
Taiwan	500,846,508	—	500,846,508	—
United Kingdom	642,190,497	—	642,190,497	—
Uruguay	60,427,818	$60,427,818	—	—
Preferred securities	68,619,265	68,619,265	—	—
Warrants	—	—	—	—
Short-term investments	120,000,000	—	120,000,000	—
Total investments in securities	$5,710,630,770	$996,916,310	$4,713,714,460	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$152,730,862	$197,290,679	$(350,045,090)	$(21,129)	$44,678	$278,575	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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